Long-Term Prepaid Expenses - Schedule of Long-Term Prepaid Expenses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Long-Term Prepaid Expenses [Abstract]
Prepaid expenses for public infrastructure	$ 7,404,436	$ 7,583,098
Less: accumulated amortization	(438,781)	(365,112)
Total	$ 6,965,655	$ 7,217,986